Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements on employee benefit plans	$ (10)	$ (9)	$ (5)	$ 0
Accumulated other comprehensive loss [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges			1		$ 1
Remeasurements on employee benefit plans			(100)		(95)
Accumulated other comprehensive (loss) income	$ (99)		$ (99)		$ (94)